Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of other liabilities as of June 30, 2014 and December 31, 2013 is as follows:

	June 30, 2014	December 31, 2013
	(in millions)
Advances on buy-back agreements	$1,986	$1,902
Warranty and campaign programs	1,123	1,111
Marketing and sales incentive programs	1,600	1,340
Accrued expenses and deferred income	683	748
Legal reserves	518	551
Contract reserve	449	467
Restructuring reserve	76	77
Other	2,416	2,539

Total	$8,851	$8,735

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the three and six months ended June 30, 2014 and 2013 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,
	2014	2013
	(in millions)
Balance at April 1	$1,096	$1,023
Additions	215	220
Claims paid	(213)	(189)
Currency translation adjustment and other	25	(9)

Balance at June 30	$1,123	$1,045

	Six Months Ended June 30,
	2014	2013
	(in millions)
Balance at January 1	$1,111	$1,058
Additions	393	385
Claims paid	(405)	(364)
Currency translation adjustment and other	24	(34)

Balance at June 30	$1,123	$1,045